UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.): [	 ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Centennial Energy Partners, L.P.
Address:	575 Lexington Avenue, 33rd Floor
		New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:             Peter K. Seldin
Title:		Investment Manager
Phone:		212-753-5150

Signature,              Place,          and Date of Signing:
/s/ Peter K. Seldin	New York, NY    February 10, 2011



Report type (Check only one):

[]  13F Holdings Report.

[X]  13F Notice.

[ ]  13F Combination Report.



List of Other Managers Reporting for this Manager:


No.	Form 13F File Number		Name

1. 	028-03604			Peter K. Seldin